UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB Number: 3235-0578
Washington, D.C. 20549	Expires: February 28, 2006
FORM N-Q	Estimated average burden hours per response: 20.0

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-10555

Registrant Name: PIMCO CORPORATE INCOME FUND INC.

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 10/31

Date of Reporting Period: 7/31

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Corporate Income Fund

Schedule of Investments

July 31, 2004

(unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

	CORPORATE BONDS & NOTES - 81.5%
	Airlines - 4.3%
	American Airlines, Inc., pass thru certificates,
3,606	6.978%, 4/1/11	Baa2/A-	$3,568,905
	Continental Airlines, Inc., pass thru certificates,
10,000	6.503%, 6/15/11, Ser. 01-1	Baa3/A	9,307,126
3,035	7.056%, 9/15/09, Ser. 99-2	Baa3/A	2,976,580
2,500	7.487%, 10/2/10, Ser.00-2	Baa3/A	2,424,903
4,330	Northwest Airlines Corp., pass thru certificates, 7.575%, 3/1/19, Ser. 992A	Baa2/A-	4,341,239
	United Airlines, Inc., pass thru certificates,
6,500	6.201%, 9/1/08, Ser. 01-1	WR/NR	5,395,678
4,908	7.186%, 4/1/11, Ser. 00-2 (b)	WR/NR	4,070,133
5,600	7.73%, 7/1/10, Ser. 00-1 (a) (b)	WR/NR	4,571,692
700	United Airlines, Inc., 10.36%, 11/13/12, Ser. 91C (b)	WR/NR	301,000
			36,957,256
	Automotive - 2.1%
2,000	Auburn Hills Trust, 12.375%, 5/1/20	A3/BBB	2,951,178
2,000	DaimlerChrysler NA Holding Corp., 2.38625%, 9/26/05, Ser MTND (c)	A3/BBB	2,011,514
5,000	Ford Motor Co., 9.98%, 2/15/47	Baa1/BBB-	5,928,670
5,000	General Motors Corp. 8.375%, 7/5/33	Baa1/BBB	6,602,928
			17,494,290
	Banking - 1.3%
5,500	Colonial Bank, 9.375%, 6/1/11	Ba1/BBB-	6,491,562
1,700	Fifth Third Capital Trust I, 8.136%, 3/15/27, Ser A	Aa3/NR	1,892,510
1,000	Riggs Capital Trust, 8.625%, 12/31/26 Ser. A	Ba2/CCC+	1,067,500
1,750	Riggs National Corp., 9.65%, 6/15/09	Ba2/B-	2,021,250
			11,472,822
	Computer Services-0.1%
1,000	Electronic Data Systems Inc., 6.00%, 8/1/13 Ser. B	Ba1/BBB-	965,685

	Containers - 0.4%
3,000	Ball Corp., 6.875%, 12/15/12	Ba3/BB	3,078,750

	Diversified Manufacturing - 1.7%
4,000	Hutchison Whampoa International Ltd., 6.25%-6.50%, 2/13/13-1/24/14 (d)	A3/A-	3,957,818
8,574	Tyco International Group SA., 6.75%-7.00%, 2/15/11-6/15/28	Baa3/BBB	9,331,247
1030	Tyco International Group SA., 7.20%, 10/15/08	Ba3/BBB	1,166,393
			14,455,458
	Electronics - 1.0%
7,650	Ipalco Enterprises, Inc., 7.375%-7.625%, 11/14/08-11/14/11	Ba1/BB-	8,606,250

	Energy - 5.2%
2,000	Duke Capital LLC., 6.25%, 2/15/13	Baa3/BBB-	2,091,472
4,995	East Coast Power LLC, 6.737%-7.066, 3/31/08-3/31/12, Ser B	Baa3/BBB-	5,079,156
1,000	Edison Mission Energy, 7.73%, 6/15/09	B1/B	1,037,500
2,500	Georgia Power Company, 1.43%, 2/17/09, Ser U (c)	A2A	2,501,548
5,000	MidAmerican Energy Hldgs., 5.875%, 10/1/12	Baa3/BBB-	5,141,015
2,000	Northern State Pwr., 8.00%, 8/28/12, Ser B	A2/A-	2,401,622
2,719	Sithe Independence Funding Corp., 9.00%, 12/30/13, Ser. A	Ba1/BBB-	3,039,646
1,000	Systems Energy Resources, 5.129%, 1/15/14 (a) (d)	Baa3/BBB	985,449
250	Transcontinental Gas Pipe Corp., 8.875%, 7/15/12	B1/B+	292,500
1,000	TXU Corp., 6.375%, 6/15/06, Ser. J	Ba1/BBB-	1,058,759
5,070	TXU Energy Co., 7.00%, 3/15/13	Baa2/BBB	5,578,151
15,000	Williams Cos., Inc., 7.125%-8.75%, 9/1/11-3/15/32	B3/B+	15,538,750
			44,745,568

PIMCO Corporate Income Fund

Schedule of Investments

July 31, 2004

(unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Financial Services - 4.4%
8,500	Beaver Valley Funding Corp., 9.00%, 6/1/17	Baa3/BB+	9,729,823
1,000	BlueWater Finance Ltd., 10.25%, 2/15/12	B1/B	1,055,000
10,000	Citigroup Inc., 4.875%, 5/7/15	Aa2/A+	9,581,460
1,000	Goldman Sachs Group, 1.72%, 1/9/07 Ser MTN1 (c)	Aa3/A+	1,001,455
1,300	Mizuho JGB Investment LLC 9.87%, 12/1/49 (d)	Baa3/B+	1,503,728
300	Mizuho Preferred Capital Co.,LLC, 8.79%, 12/1/49 (d)	Baa3/BB	338,625
1,000	Morgan Stanley, 1.73%, 1/12/07 (c)	Aa3/A+	1,001,669
2,378	Morgan Stanley, 1.52%, 4/15/16 (c) (d)	Aaa/AAA	2,380,833
3,000	Redwood Capital II Ltd., 5.45%, 1/9/06 (a) (c) (d)	NR/BB+	3,027,270
5,000	Sets Trust No. 2002-3, 8.85%, 4/2/07 (a) (d)	NR/NR	5,441,699
2,750	Cox Communications STEERS-2002-26, 4.50813%, 5/19/05 (a) (c) (d)	NR/NR	2,430,804
			37,492,366
	Financing - 5.0%
7,500	Ford Motor Credit Co., 5.80%-7.25%, 1/25/07-10/1/13	A3/BBB-	7,814,957
1,180	General Electric Capital Corp., 8.30%, 9/20/09	Aaa/AAA	1,388,160
10,000	General Motors Acceptance Corp., 6.125%-6.875%, 8/28/07-9/15/11	A3/BBB	10,384,285
8,000	General Motors Acceptance Corp., 2.135%-2.88%, 10/20/05-5/18/06 Ser. MTN (c)	A3/BBB	8,035,638
4,950	Homer City Funding LLC., 8.137%, 10/1/19	Ba2/BB	5,346,000
6,265	Household Finance Corp., 7.20%-7.65%, 7/15/06-5/15/07	A1/A	6,765,124
2,500	PPL Capital Fund Trust I, 7.29%, 5/18/06	Ba1/BB+	2,623,425
			42,357,589
	Food & Beverage - 0.2%
2,000	Anheuser Busch Cos Inc., 5.00%, 3/1/19	A1/A+	1,899,584

	Food Services - 0.8%
5,897	Yum! Brands, Inc., 8.875%, 4/15/11	Baa3/BBB-	7,180,783

	Healthcare & Hospitals - 2.4%
6,470	HCA Inc.,8.70%- 9.00%, 2/10/10-12/15/14 Ser. MTN	Ba1/BBB-	7,633,737
7,000	HEALTHSOUTH Corp., 7.00%-8.375%, 6/15/08-10/1/11	WR/NR	6,800,000
1,510	Manor Care, Inc., 8.00%, 3/1/08	Baa3/BBB	1,708,188
5,000	Tenet Healthcare Corp., 6.375%, 12/01/11	B3/B-	4,487,500
			20,629,425
	Hotels/Gaming - 4.8%
	Caesars Entertainment
4,000	7.875%-8.125%, 12/15/05-5/15/11	Ba2/BB-	4,332,500
3,000	8.50%, 11/15/06	Ba1/BB+	3,277,500
2,000	Harrah’s Operating Co., Inc., 8.00%, 2/1/11	Baa3/BBB-	2,255,164
2,000	Hilton Hotels Corp., 7.625%, 12/1/12	Ba1/BBB-	2,217,500
1,500	Host Marriot LP, 9.50%, 1/15/07, Ser. I	Ba3/B+	1,646,250
	Mandalay Resort Group
2,471	6.45%-6.50%, 2/1/06-7/31/09	Ba2/BB+	2,553,663
500	9.375%, 2/15/10	Ba3/BB-	555,625
12,190	MGM Mirage, Inc., 6.75%-8.500%, 2/1/08-9/15/10	Ba1/BB+	13,299,625
	Starwood Hotels & Resorts,
10,055	6.75%-7.875%, 11/15/05-11/15/15	Ba1/BB+	10,537,519
			40,675,346
	Insurance - 0.4%
2,300	Dai-Ichi Mutual Life, 5.73%, 3/17/14 (d)	NR/BBB+	2,249,846
1,500	Residential Reinsurance Ltd., 6.26%, 6/8/06 (a) (c) (d)	Ba2/BB+	1,505,782
			3,755,628
	Manufacturing - 0.1%
500	Dresser, Inc., 9.375%, 4/15/11	B2/B	543,750

	Medical Products - 0.1%
1,000	Fresenius Medical Care AG, 7.875%, 6/15/11	Ba2/BB-	1,067,500

	Metals & Mining - 0.4%
3,000	Noranda Inc., 7.25%, 7/15/12	Baa3/BBB-	3,253,665

	Miscellaneous - 2.0%
5,546	Cedar Brakes II LLC., 8.50%-9.875%, 9/1/13-2/15/14	Caa1/CCC+	5,739,903
8,900	Merit Securities Corp., 7.88%, 12/28/33 (c)	Baa3/NR	9,088,082
2,000	Preferred Term Securities XIII, 2.11%, 3/24/34 (a) (c) (d)	Aaa/AAA	1,999,458
			16,827,443

PIMCO Corporate Income Fund

Schedule of Investments

July 31, 2004

(unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Multi-Media - 7.0%
5,105	British Sky Broadcasting Group, 6.875%-7.30%, 10/15/06-2/23/09	Baa3/BBB-	5,563,896
1,000	CF Cable TV, Inc., 9.125%, 7/15/07	Ba3/BB-	1,059,700
925	Continental Cablevision, Inc., 9.00%, 9/1/08	Baa3/BBB	1,081,128
	CSC Holdings Inc.
6,625	8.125%, 8/15/09, Ser. B	B1/BB-	6,893,125
1,000	7.25%, 7/15/08	B1/BB-	1,020,000
	Comcast Corp.,
8,500	6.50%-8.375%, 11/1/05-1/15/15	Baa3/BBB	9,052,108
2,250	10.625%, 7/15/12	Ba2/BBB-	2,839,514
6,000	DIRECTV Holdings Corp., 8.375%, 3/15/13	B1/BB-	6,750,000
1,610	News America, Inc., 6.75%, 1/9/38	Baa3/BBB-	1,770,792
7,450	News America Holdings Inc., 7.43%, 10/1/26	Baa3/BBB-	8,311,592
13,500	Time Warner Inc., 6.625%-9.125%, 1/15/13-5/1/32	Baa1/BBB+	15,565,926
			59,907,781
	Oil & Gas - 10.3%
1,000	AmeriGas Partners, LP, 8.875%, 5/20/11	B2/BB-	1,092,500
2,662	BP Amoco PLC, 10.875%, 7/15/05	Aa1/AA+	2,862,252
2,000	Cheaspeake Energy Corp., 8.375%, 11/1/08	Ba3/BB-	2,195,000
2,000	Florida Gas Transmission, 7.00%, 7/17/12 (d)	Baa2/BBB	2,068,848
3,000	Forest Oil Corp., 8.00%, 6/15/08-12/15/11	Ba3/BB-	3,272,500
5,000	Gaz Capital SA, 8.625%, 4/28/34, Ser. REGS	Ba2e/BB-	4,966,730
3,750	Hanover Equip. Trust, 8.50%, 9/1/08, Ser. A	B2/B+	4,021,875
2,000	Kerr-McGee Corp., 8.125%, 10/15/05	Baa3/BBB	2,101,096
2,000	Marathon Oil Corp., 9.375%, 2/15/12	Baa1/BBB+	2,541,534
7,750	Pemex Project Funding Master Trust
	8.00%-8.625%, 11/15/11-2/1/22	Baa1/BBB-	8,502,375
967	Perforadora Centrale SA., 4.92%, 12/15/18	NR/NR	969,415
3,500	Petroleos Mexicanos 9.50%, 9/15/27	Baa1/BBB-	4,051,250
4,915	Pioneer Natural Resource Co., 5.875%-6.50%, 1/15/08-7/15/16	Baa3/BBB-	4,999,587
1,300	Pogo Producing Co., 8.25%, 4/15/11, Ser. B	Ba3/BB	1,430,000
	Center Point Energy
9,200	6.50%-7.75%, 2/1/08-2/15/11	Ba1/BBB	9,908,970
4,000	8.125%, 7/15/05, Ser. B	Ba1/BBB	4,200,456
300	SESI, LLC, 8.875%, 5/15/11	B1/BB-	325,500
10,000	TIERS Principal Protected Trust, 8.41%, 3/22/07 (a) (d) (g) (h)	Ba3/BB-	9,827,454
4,000	TXU Gas Capital I, 2.95%, 7/1/28 (c)	Ba1/BB+	3,938,960
5,000	Valero Energy Corp., 6.875%, 4/15/12	Baa3/BBB	5,501,925
5,000	Weatherford International, Inc., 6.625%, 11/15/11	Baa1/BBB+	5,511,350
3,500	XTO Energy Inc. 6.25%, 4/15/13	Baa3/BBB-	3,710,203
			87,999,780
	Paper/Paper Products - 2.7%
9,140	Boise Cascade Corp., 7.315%-9.45%, 2/1/08-11/1/09	Ba2/BB	10,557,081
6,662	Donohue Forest Products 7.625%, 5/15/07	Ba2/BB	6,928,480
4,000	Georgia-Pacific Corp., 8.125%-8.25%, 5/15/11-6/15/23	Ba3/BB+	4,177,500
500	International Paper Co., 6.75%, 9/1/11	Baa2/BBB	546,170
850	Norske Skogindustrier ASA, 6.125%, 10/15/15 (d)	Baa3/BBB-	844,745
			23,053,976
	Pharmaceuticals-0.4%
3,500	Wyeth, 5.50%-6.50%, 2/1/14-2/1/34	Baa1/A	3,378,135

	Pipelines - 0.5%
	Dynergy-Roseton Danskamme,
1,750	7.27%, 11/8/10, Ser. A	Caa2/B	1,706,250
3,000	7.67%, 11/8/16, Ser. B	Caa2/B	2,655,000
			4,361,250
	Printing/Publishing - 0.5%
4,750	Quebecor World Inc., 6.125%, 11/15/13	Baa3/BBB-	4,594,366

	Retail - 1.2%
5,000	Delhaize America Inc., 8.125%, 4/15/11	Ba1/BB+	5,568,680
1,000	Hertz Corp., 7.625%, 6/1/12	Baa2/BBB-	1,059,604
3,000	Ingles Markets, Inc., 8.875%, 12/1/11	Ba3/B+	3,165,000
			9,793,284

PIMCO Corporate Income Fund

Schedule of Investments

July 31, 2004

(unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Telecommunications - 13.7%
17,500	AT&T Corp., 7.30%-8.00%, 11/15/11-11/15/31	Ba1/BB+	17,928,570
8,000	Citizens Communications Co., 7.60%-9.25%, 6/1/06-5/15/11	Ba3/BB+	8,512,117
10,000	Deutsche Telekom International, 8.00%, 6/15/10	Baa2/BBB+	11,808,520
3,900	Echostar DBS Corp., 9.125%-10.375%, 10/1/07-1/15/09	Ba3/BB-	4,226,625
10,500	France Telecom, 7.75%-8.50%, 3/1/11-3/1/31	Baa2/BBB+	12,321,168
1,353	MCI Communications Corp., 5.908%-7.735% 5/1/07-5/1/14	NR/NR	1,264,247
5,000	Nextel Communications Inc., 6.875%-7.375%, 10/31/13-8/1/15	Ba3/BB	5,170,000
	PanAmSat Corp.,
2,000	6.125%, 1/15/05	WR/BB	2,040,000
1,250	6.375%, 1/15/08	Ba3/BB+	1,267,187
4,000	8.50%, 2/1/12	WR/B+	4,635,000
750	PCCW-HKT Capital II Ltd., 6.00%, 7/15/13 (d)	Baa2/BBB	752,748
12,860	Qwest Capital Funding, 7.25%, 2/15/11	Caa2/B	11,123,900
23,900	Sprint Capital Corp. (FON Group), 6.125%-7.625%, 11/15/08-11/15/28	Baa3/BBB-	25,733,939
8,969	Verizon Global Funding Corp.,6.875%- 7.25%, 12/1/10-6/15/12	A2/A+	10,035,438
			116,819,459

	Utilities - 5.9%
2,000	CMS Energy Corp., 8.90%, 7/15/08	B3/B+	2,145,000
500	Consumers Energy, Inc., 6.375%, 2/1/08 (d)	Baa3/BBB-	533,872
6,000	First Energy Corp., 7.375%, 11/15/31	Baa3/BB+	6,503,448
4,500	Kansas Gas & Electric Co., 6.20%, 1/15/06	Ba1/BBB	4,657,554
4,000	Midwest Generation, Inc., pass thru certificates, 8.56%, 1/2/16, Ser B	B1/B	4,160,000
4,000	Pacific Gas & Electric Corp., 2.30%, 4/3/06 (c)	Baa2/BBB	4,002,120
	PSE&G Energy Holdings,
10,960	8.50%-8.625%, 2/15/08-6/15/11	Ba3/BB-	11,946,400
1,500	5.50%, 12/1/15	Baa1/BBB	1,457,919
2,000	Potomac Electric Power , 6.25%, 10/15/07	A3/A-	2,144,148
500	Public Service Electric & Gas, 4.00%, 11/1/08, Ser. MTNC	A3/A-	496,969
3,500	Southern California Edison Co., 8.00%, 2/15/07	A3/BBB	3,874,076
5,542	South Point Energy Center, 8.40%, 5/30/12 (d)	B2/B	4,766,311
3,500	Tucson Electric Power, 7.50%, 8/1/08, Ser. B	Ba2/BBB-	3,707,854
			50,395,671
	Waste Management - 2.6%
6,745	Allied Waste North America,
	7.625%-9.25%, 1/1/06-9/1/12, Ser. B	Ba3/BB-	7,370,263
13,000	Waste Management, Inc., 7.375%-7.65%, 8/1/10-3/15/11	Baa3/BBB	14,757,876
			22,128,139

	Total Corporate Bonds & Notes (cost-$676,816,902)		695,890,999

	SOVEREIGN DEBT OBLIGATIONS - 4.0%
	Brazil - 0.3%
3,008	Federal Republic of Brazil, 8.00%, 4/15/14	B2/B+	2,861,410

PIMCO Corporate Income Fund

Schedule of Investments

July 31, 2004

(unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	SOVEREIGN DEBT OBLIGATIONS-(continued)
	Guatemala - 0.3%
2,000	Republic of Guatemala, 9.25%, 8/1/13 (d)	Ba2/BB-	2,175,000

	Panama - 1.3%
9,570	Republic of Panama, 9.375%-9.625%, 2/8/11-7/23/12	Ba1/BB	10,752,675

	Peru - 1.5%
12,090	Republic of Peru, 9.125%-9.875%, 2/21/12-2/6/15	Ba3/BB-	12,893,875

	Russia - 0.1%
862	Russian Federation, 5.00%, 3/31/30 Ser. REGS	Ba3/BB	793,557

	South Africa - 0.4%
3,120	Republic of South Africa, 7.375%-9.125%, 5/19/09-4/25/12	Baa2/BBB	3,642,150

	Ukraine Republic - 0.1%
1,060	Republic of Ukraine, 11.00%, 3/15/07	B1/B	1,086,304

	Total Sovereign Debt Obligations (cost-$34,957,729)		34,204,971

	MORTGAGE-BACKED SECURITIES - 2.9%
372	Ameriquest Mortgage Securities Inc., 1.86%, 2/25/33	Aaa/AAA	373,675
3,500	Chase Commercial Mortgage Securities Corp.,
	6.887%, 10/15/32 (a) (d)	NR/BB+	3,426,033
1,890	CS First Boston Mortgage Securities Corp.,
	1.42%, 5/25/43 (a) (d)	NR/BB+	1,891,574
	Lehman Brothers Floating Rate Commercial Mortgage Trust,
3,000	2.44%, 11/19/12 (a) (d)	NR/BBB	3,001,560
3,000	2.74%, 11/19/12 (a) (d)	NR/BBB+	2,995,620
7,374	GSMPS Mortgage Loan Trust., 7.50%, 6/19/27 (a) (d)	NR/NR	7,852,168
	Merrill Lynch Mortgage Investors, Inc.,
2,000	7.38%, 2/15/30	Baa1/BBB-	2,191,998
2,805	7.15%, 2/15/30	Baa3/BBB	3,008,560

	Total Mortgage-Backed Securities (cost-$24,705,406)		24,741,188

	SENIOR LOANS (a) (c) (e) - 2.4%
	Containers - 0.5%
3,000	Owens-Illinois Group, Inc., 3.87%, 4/1/08	NR/NR	3,046,251
1,606	Stone Container Corp., 3.625%, 6/30/09	NR/NR	1,624,466
			4,670,717
	Energy - 0.2%
1,429	AES Corp. 5.13%-5.32%, 7/29/08	NR/NR	1,448,980

	Multi-Media - 0.3%
2,500	Adelphia Century Cable 4.87%, 6/30/09 (a)	NR/NR	2,423,178

	Printing/Publishing - 0.2%
1,496	Readers Digest Association Inc., 3.57%, 5/20/08	NR/NR	1,521,733
*	RH Donnelley Corp., 7.25%, 6/30/10	NR/NR	103
			1,521,836
	Telecommunications - 1.2%
1,701	Dex Media East LLC, 3.10%-3.30%, 5/8/09 (JPMorgan Chase Bank)	NR/NR	1,729,728
9,000	Qwest Corp., 7.25%, 2/15/11 (a)	NR/NR	8,730,000
			10,459,728

	Total Senior Loans (cost-$20,156,672)		20,524,439

PIMCO Corporate Income Fund

Schedule of Investments

July 31, 2004

(unaudited) (continued)

Principal Amount/Shares(000)		Credit Rating (Moody’s/S&P)	Value
	U.S. GOVERNMENT AGENCY SECURITIES - 3.0%
22,500	Fannie Mae 5.00%, 12/1/99	Aaa//AAA	21,937,500
3,128	Freddie Mac 7.5%, 10/25/43	Aaa//AAA	3,382,216
	Total U.S. Government Agency Securities (cost-$25,341,519)		25,319,716

	PREFERRED STOCK- 0.4%
	Medical Products - 0.4%
3	Fresenius Medical Capital Trust II (cost-$3,674,550)	Ba2/BB-	3,604,000

	SHORT-TERM INVESTMENTS - 5.9%
	CORPORATE NOTES - 3.1%
	Airlines - 0.4%
4,011	United Airlines, Inc., pass thru certificates, 1.39%, 3/2/04, Ser. 97A, (c)	WR/NR	3,222,372

	Electronics - 0.9%
7,690	Edison International, Inc., 6.875%, 9/15/04	Baa3/BB+	7,728,450

	Energy - 0.2%
1,850	PG&E Gas Transmission, 7.10%, 6/1/05	Ba1/CC	1,921,687

	Financing - 0.4%
3,000	Bombardier Capital, Inc., 7.50%, 8/15/04 (a) (d)	WR/NR	3,003,612
654	Midland Funding II, 11.75%, 7/23/05 Ser. A	Ba3/BB-	704,256
			3,707,868

	Food Services - 0.0%
300	Yum! Brands, Inc., 7.45%, 5/15/05	Baa3/BBB-	310,821

	Hotels/Gaming - 0.1%
450	MGM Mirage, Inc., 6.625%, 2/1/05	Ba1/BB+	460,125

	Multi-Media - 0.8%
6,350	Rogers Cablesystems Inc., 10.00%, 3/15/05 Ser. B.	Ba2/BBB-	6,619,367

	Transport Services - 0.3%
2,125	FedEx Corp., 1.39%, 4/1/05 (d) (e)	Baa2/BBB	2,127,529

	Utilities - 0.0%
200	Conectiv Inc., 5.30%, 6/1/05 Ser. B.	Baa2/BBB	203,635

	Total Corporate Notes (cost-$26,921,805)		26,301,854

	COMMERCIAL PAPER – 1.5%
	Banking – 1.4%
6,200	CDC Commercial Paper Inc., 1.26% – 1.67% 4/12/10 – 4/9/22	NR/NR	5,175,720
6,800	Danske Corp., 1.025%, 6/21/04	P-1/A-1+	6,778,308
			11,954,028

	Financing – 0.1%
600	Toyota Motor Credit Co., 1.48%, 4/9/22	NR/NR	598,742

	Total Commercial Paper (cost-$12,554,864)		12,552,770

	U.S. TREASURY BILLS (h) – 0.3%
3,000	1.135% – 1.29%, 4/9/16 (cost–$2,995,878)	Aaa/AAA	2,995,878

	REPURCHASE AGREEMENTS – 1.0%
8,343	State Street Bank & Trust Co., dated 7/30/04, 0.90%, due 8/2/04 proceeds 8,343,626 collaterlized by Fannie Mae, 1/15/05; valued at $8,510,316 (cost-$8,343,000)		8,343,000

	Total Short-Term Investments (cost-$50,815,547)		50,193,502

Contracts
	PUT OPTIONS PURCHASED (i) - 0.0%
100,000	Swap Options, iBoxx High Volatility strike rate 1.60%, expires 12/20/04	371,050

	Total Put Options Purchased (premiums paid-$450,000)

	Total Investments, before call options written (cost-$836,918,325) – 100.1%	854,849,865

PIMCO Corporate Income Fund

Schedule of Investments

July 31, 2004

(unaudited) (continued)

Contracts		Value
	CALL OPTIONS WRITTEN (i) -(0.1)%

(7,450)	News America Holdings, strike price $100, expires 10/1/06	$(328,381)
(100,000)	Swap Options, iBoxx High Volatility strike rate 1.30%, expires 12/20/04	(406,630)

	Total Call Options Written (premiums received-$450,000)	(735,011)

	Total Investments, net of call options written (cost-$836,468,325) – 100%	$ 854,114,854

*                 Represents less than 500 shares

(a)          Illiquid security.

(b)         Security in default.

(c)          Floating Rate Security. Interest rate shown is the rate in effect at July 31, 2004.

(d)         144A Security - security exempt from registration under Rule 144A of the Securities Act of 1933.

(e)          Private Placement. Restricted as to resale and does not have a readily available market.

(f)            Participation interests were acquired through the financial institution indicated parenthetically.

(g)         Fair valued security.

(h)         All or partial amount segregated as initial margin on futures contracts.

(i)             Non-income producing security

Glossary:

NR - Not Rated

WR - Withdrawn Rating

Item 2. Controls and Procedures

(a)           The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)          There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Corporate Income Fund Inc.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 29, 2004

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 29, 2004

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 29, 2004